ORGANIZATION AND BUSINESS (Details) - USD ($)	Aug. 01, 2022	Oct. 28, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 24, 2021	Dec. 31, 2020
Sale of stock
Ordinary shares, shares issued			5,065,154,799		3,354,650,799
Ordinary shares, shares outstanding			5,065,154,799		3,354,650,799
Shares owned (as a percent)	12.50%	12.00%
Bridge Notes
Sale of stock
Aggregate purchase price		$ 12,000,000
Debt instrument, face amount								$ 5,000,000
Cellect shareholders immediately prior to the merger
Sale of stock
Shares owned (as a percent)		88.00%
Private Placement
Sale of stock
Aggregate purchase price		$ 17,000,000.0
Debt instrument, face amount		12,000,000
Private Placement | Bridge Notes
Sale of stock
Aggregate purchase price		$ 5,000,000
Minimum
Sale of stock
Number of shares represented for one ADS	(400)
Maximum [Member]
Sale of stock
Number of shares represented for one ADS	(5,000)
ADS
Sale of stock
Number of ADS shares available		8,386,627
Number of shares represented for one ADS		5,000
Ordinary shares, shares issued			1,013,031		670,930
Ordinary shares, shares outstanding			1,013,031	670,931	670,930	240,292	240,292		240,292